Note 17 - Other Postretirement Benefits (Details Textual) $ in Millions	Dec. 31, 2015 USD ($)
Postemployment Benefits [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 5